Computer Equipment	12 Months Ended
Dec. 31, 2011
Computer Equipment [Abstract]
Computer Equipment
4.	Computer Equipment

Computer equipment consisted of the following:

	As of December 31,
($ in thousands)	2011	2010
Computer equipment	$41	$41
Less: Accumulated depreciation	(41)	(19)

Computer equipment, net	$—	$22

Depreciation expense for the years ended December 31, 2011, 2010, and 2009 and the period from inception to December 31, 2011 was $22,000, $5,000, $5,000 and $41,000, respectively, and was recorded as general and administrative expense in the consolidated statement of operations.